Business Combinations - Schedule of Proforma Results of Operations (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Acquisition Date [Line Items]
Net revenue	$ 1,029,420	$ 967,578	$ 1,286,173	$ 1,232,279
Income from operations	$ 1,501	$ (8,607)	$ 65,958	61,077
Fiscal 2012 Acquisitions
Acquisition Date [Line Items]
Net revenue				1,192,664	$ 1,128,972
Income from operations				$ 54,401	$ 49,564